J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

JPMorgan BetaBuilders U.S. Aggregate Bond ETF

(formerly, JPMorgan U.S. Aggregate Bond ETF)

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF

(formerly, JPMorgan High Yield Research Enhanced ETF)

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF

(formerly, JPMorgan Corporate Bond Research Enhanced ETF)

JPMorgan USD Emerging Markets Sovereign Bond ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated October 12, 2023

to the current Summary Prospectuses and Prospectus, as supplemented

Eric Isenberg has informed us of his decision to pursue an opportunity outside of J.P. Morgan Investment Management Inc. (“JPMIM”). Mr. Isenberg will continue to serve on each Fund’s portfolio management team until December 1, 2023. The following describes changes being made to each Fund’s portfolio management team effective immediately and on December 1, 2023.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2019	Managing Director
Naveen Kumar	2019	Executive Director
Evan Olonoff	2023	Executive Director
Jan Ho	2023	Executive Director
Supreet Khandate	2023	Vice President

Effective December 1, 2023, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Naveen Kumar	2019	Executive Director
Evan Olonoff	2023	Executive Director
Jan Ho	2023	Executive Director

SUP-FIETF-1023

JPMorgan BetaBuilders U.S. Aggregate Bond ETF

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2018	Managing Director
Naveen Kumar	2018	Executive Director
Evan Olonoff	2023	Executive Director
Jan Ho	2023	Executive Director
Supreet Khandate	2023	Vice President

Effective December 1, 2023, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Naveen Kumar	2018	Executive Director
Evan Olonoff	2023	Executive Director
Jan Ho	2023	Executive Director

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2023	Managing Director
Naveen Kumar	2021	Executive Director
Edward Gibbons	2023	Executive Director
John Lux	2023	Executive Director
Qiwei Zhu	2021	Executive Director
Supreet Khandate	2023	Vice President

Effective December 1, 2023, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Edward Gibbons	2023	Executive Director
John Lux	2023	Executive Director

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2023	Managing Director
Naveen Kumar	2021	Executive Director
Qiwei Zhu	2021	Executive Director
Sameer Iqbal	2023	Executive Director
Supreet Khandate	2023	Vice President

Effective December 1, 2023, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Qiwei Zhu	2021	Executive Director
Sameer Iqbal	2023	Executive Director

JPMorgan USD Emerging Markets Sovereign Bond ETF

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2018	Managing Director
Niels Schuehle	2018	Executive Director
Naveen Kumar	2018	Executive Director
Andrew Bartlett	2023	Executive Director
Supreet Khandate	2023	Vice President
Kush Purohit	2023	Associate

Effective December 1, 2023, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Niels Schuehle	2018	Executive Director
Andrew Bartlett	2023	Executive Director
Supreet Khandate	2023	Vice President
Kush Purohit	2023	Associate

Effective immediately, the “The Funds’ Management and Administration — The Portfolio Managers – BetaBuilders 1-5 Year U.S. Aggregate Bond ETF, BetaBuilders U.S. Aggregate Bond ETF, BetaBuilders USD High Yield Corporate Bond ETF and BetaBuilders USD Investment Grade Corporate Bond ETF” section of the Funds’ Prospectus is hereby deleted in its entirety and replaced with the following:

BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

BetaBuilders U.S. Aggregate Bond ETF

The portfolio management team utilizes a team-based approach, and the Funds’ portfolio management team is comprised of Eric Isenberg, Naveen Kumar, Jan Ho, Evan Olonoff and Supreet Khandate. The team is responsible for managing each Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Isenberg, Managing Director of JPMIM, is a member of the Global Fixed Income, Currency & Commodities (GFICC) group and responsible for portfolio management of passive fixed income funds, including index replication and smart beta fixed income funds. Prior to joining the firm in 2016, Mr. Isenberg worked at VanEck beginning in 2015, where he was a Fixed Income Portfolio Manager for all of the VanEck Vectors Fixed Income ETFs, including the municipal, international and high yield funds and worked at Credit Suisse from 2003 until 2015 in various roles, including Head of Fixed Income Index Products and Head of Bond Index Products. Mr. Isenberg graduated from Binghamton University in 2001 with a Bachelor of Science in Computer Science and Economics.

Mr. Kumar, an Executive Director of JPMIM, is a member of GFICC group and a portfolio manager on the U.S. Rates team. An employee since 2011, he previously worked for the Global Head of Strategic Product Management from 2014 to 2016 and on the JPMorgan Private Bank Manager Selection Team specializing in equities from 2011 to 2014. Mr. Kumar holds a Bachelor of Arts in Economics from Northwestern University.

Mr. Ho, an Executive Director of JPMIM, is a member of GFICC group. Based in New York, Mr. Ho is a portfolio manager on the U.S. Core Plus Portfolio Management team and is responsible for overseeing core and core plus portfolios. An employee since 2000, he was previously a member of the Fixed Income Technology team for three years, serving as the planner and programmer for the fixed income portfolio management and trading systems. Prior to this, he worked at TIAA-CREF to develop retirement annuity systems. Mr. Ho obtained a Bachelor of Science in Electrical Engineering from Cooper Union College and a Master of Science in Computer Science from New York University Tandon School of Engineering.

Mr. Olonoff, a CFA charterholder and an Executive Director of JPMIM, is a member of the GFICC group on the U.S. Rates Team, focusing on interest rates and inflation. Additionally, he works with the Global Aggregate Team, specializing in multi-sector bond strategies for institutional and retail clients. An employee since 2012, he previously worked in the commodities group and continues to provide commentary on the energy and industrial metals sectors as part of the platform’s investment process. Mr. Olonoff graduated from the University of Pennsylvania with a Bachelor of Arts in Philosophy, Politics, and Economics and a minor in Classical Studies.

Mr. Khandate, a Vice President of JPMIM, is a member of GFICC group and a portfolio manager on the Emerging Markets Debt team. Prior to joining the firm, he worked at BlackRock from 2011 until 2023, most recently in the Fundamental Fixed Income Portfolio Management group. Mr. Khandate graduated from Columbia University in 2010 with a Master of Science in Operations Research.

BetaBuilders USD High Yield Corporate Bond ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Eric Isenberg, Naveen Kumar, Edward Gibbons, John Lux, Qiwei Zhu and Supreet Khandate. The team is responsible for managing the Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Lux, an Executive Director of JPMIM, is a member of the Global High Yield portfolio management team. Prior to joining the firm in 2006, Mr. Lux spent two years as an investment banking analyst in the Equity Capital Markets Group at Banc of America Securities. Mr. Lux holds a Bachelor of Science in Finance and International Business from Georgetown University and is a CFA charterholder.

Mr. Gibbons, an Executive Director of JPMIM, is a member of the Global High Yield portfolio management team with additional trading responsibilities. Previously, he worked within the North America Institutional team of JPMorgan. Mr. Gibbons earned a Bachelor of Business Administration in Finance and History from the University of Notre Dame. He is a CFA charterholder.

Mr. Zhu, an Executive Director of JPMIM, is a member of the GFICC group and a portfolio manager on the Investment Grade Corporate Credit team. Prior to joining the firm in 2012, Mr. Zhu was a technology associate at Morgan Stanley Investment Management working on performance, attribution and risk.

Information about Messrs. Isenberg, Kumar and Khandate is discussed earlier in this section.

BetaBuilders USD Investment Grade Corporate Bond ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Eric Isenberg, Naveen Kumar, Qiwei Zhu, Sameer Iqbal and Supreet Khandate. The team is responsible for managing the Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Iqbal, an Executive Director of JPMIM, is a member of the GFICC group. Based in New York, he is a portfolio manager within the Investment Grade Corporate Credit team. An employee since 2013, he was previously a Fixed Income analyst within the Global Wealth Management group at J.P. Morgan Asset Management. Mr. Iqbal holds a Bachelor of Business Administration in Finance, a minor in Economics from the George Washington University and is a CFA charterholder.

Information about Messrs. Isenberg, Kumar, Zhu and Khandate is discussed earlier in this section.

BetaBuilders USD Emerging Markets Sovereign Bond ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Eric Isenberg, Niels Schuehle, Naveen Kumar, Andrew Bartlett, Supreet Khandate and Kush Purohit. The team is responsible for managing the Fund on a day-to-day basis with the goal of seeking investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities.

Mr. Schuehle, Executive Director of JPMIM, is a member of the GFICC group and a quantitative analyst responsible for developing systematic alpha strategies, scorecards, indicators, and risk models in fixed income, currencies, commodities, and related derivatives. In this role, Mr. Schuehle is focused on further developing the firm’s factor-based franchise in fixed income markets. Prior to joining the firm in 2016, Mr. Schuehle was a Senior Researcher in the Quantitative Portfolio and Index Research team at Bloomberg and Senior Researcher in the Index Strategies and Portfolio Modeling team at Barclays Risk Analytics and Index Solution Group from 2010 to 2016. Mr. Schuehle holds a Doctorate in Finance from Kellogg School of Management at Northwestern University.

Mr. Bartlett, an Executive Director of JPMIM, is a member of the GFICC group. Based in New York, he is a portfolio manager within the Emerging Markets Debt team and is responsible for portfolio management and macroeconomic research on sovereign debt. An employee since 2007, he was previously part of the Fixed Income Risk Management team, focusing on risk and performance attribution analysis for global credit, high yield and emerging market debt portfolios. Prior to this, Mr. Bartlett worked at UBS Investment Bank in the OTC credit derivative settlement team. He holds a Bachelor of Arts from Lafayette College, majoring in Spanish, Economics and Business and is a CFA charterholder.

Mr. Purohit, an Associate of JPMIM, is a member of the GFICC group. Based in London, he is responsible for portfolio management and research on sovereign debt within the Emerging Markets Debt team. Mr. Purohit joined the firm in 2018 and holds a Bachelor of Arts and a Masters of Philosophy in Economics from Cambridge University.

Information about Messrs. Isenberg, Kumar and Khandate is discussed earlier in this section.

Effective December 1, 2023, the “The Funds’ Management and Administration — The Portfolio Managers – BetaBuilders 1-5 Year U.S. Aggregate Bond ETF, BetaBuilders U.S. Aggregate Bond ETF, BetaBuilders USD High Yield Corporate Bond ETF and BetaBuilders USD Investment Grade Corporate Bond ETF” section of the Funds’ Prospectus is hereby deleted in its entirety and replaced with the following:

BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

BetaBuilders U.S. Aggregate Bond ETF

The portfolio management team utilizes a team-based approach, and the Funds’ portfolio management team is comprised of Naveen Kumar, Jan Ho and Evan Olonoff. The team is responsible for managing each Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Kumar, an Executive Director of JPMIM, is a member of GFICC group and a portfolio manager on the U.S. Rates team. An employee since 2011, he previously worked for the Global Head of Strategic Product Management from 2014 to 2016 and on the JPMorgan Private Bank Manager Selection Team specializing in equities from 2011 to 2014. Mr. Kumar holds a Bachelor of Arts in Economics from Northwestern University.

Mr. Ho, an Executive Director of JPMIM, is a member of GFICC group. Based in New York, Mr. Ho is a portfolio manager on the U.S. Core Plus Portfolio Management team and is responsible for overseeing core and core plus portfolios. An employee since 2000, he was previously a member of the Fixed Income Technology team for three years, serving as the planner and programmer for the fixed income portfolio management and trading systems. Prior to this, he worked at TIAA-CREF to develop retirement annuity systems. Mr. Ho obtained a Bachelor of Science in Electrical Engineering from Cooper Union College and a Master of Science in Computer Science from New York University Tandon School of Engineering.

Mr. Olonoff, a CFA charterholder and an Executive Director of JPMIM, is a member of the GFICC group on the U.S. Rates Team, focusing on interest rates and inflation. Additionally, he works with the Global Aggregate Team, specializing in multi-sector bond strategies for institutional and retail clients. An employee since 2012, he previously worked in the commodities group and continues to provide commentary on the energy and industrial metals sectors as part of the platform’s investment process. Mr. Olonoff graduated from the University of Pennsylvania with a Bachelor of Arts in Philosophy, Politics, and Economics and a minor in Classical Studies.

BetaBuilders USD High Yield Corporate Bond ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Edward Gibbons and John Lux. The team is responsible for managing the Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Lux, an Executive Director of JPMIM, is a member of the Global High Yield portfolio management team. Prior to joining the firm in 2006, Mr. Lux spent two years as an investment banking analyst in the Equity Capital Markets Group at Banc of America Securities. Mr. Lux holds a Bachelor of Science in Finance and International Business from Georgetown University and is a CFA charterholder.

Mr. Gibbons, an Executive Director of JPMIM, is a member of the Global High Yield portfolio management team with additional trading responsibilities. Previously, he worked within the North America Institutional team of JPMorgan. Mr. Gibbons earned a Bachelor of Business Administration in Finance and History from the University of Notre Dame. He is a CFA charterholder.

BetaBuilders USD Investment Grade Corporate Bond ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Qiwei Zhu and Sameer Iqbal. The team is responsible for managing the Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Iqbal, an Executive Director of JPMIM, is a member of the GFICC group. Based in New York, he is a portfolio manager within the Investment Grade Corporate Credit team. An employee since 2013, he was previously a Fixed Income analyst within the Global Wealth Management group at J.P. Morgan Asset Management. Mr. Iqbal holds a Bachelor of Business Administration in Finance, a minor in Economics from the George Washington University and is a CFA charterholder.

Mr. Zhu, an Executive Director of JPMIM, is a member of the GFICC group and a portfolio manager on the Investment Grade Corporate Credit team. Prior to joining the firm in 2012, Mr. Zhu was a technology associate at Morgan Stanley Investment Management working on performance, attribution and risk.

BetaBuilders USD Emerging Markets Sovereign Bond ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Niels Schuehle, Andrew Bartlett, Supreet Khandate and Kush Purohit. The team is responsible for managing the Fund on a day-to-day basis with the goal of seeking investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities.

Mr. Schuehle, Executive Director of JPMIM, is a member of the GFICC group and a quantitative analyst responsible for developing systematic alpha strategies, scorecards, indicators, and risk models in fixed income, currencies, commodities, and related derivatives. In this role, Mr. Schuehle is focused on further developing the firm’s factor-based franchise in fixed income markets. Prior to joining the firm in 2016, Mr. Schuehle was a Senior Researcher in the Quantitative Portfolio and Index Research team at Bloomberg and Senior Researcher in the Index Strategies and Portfolio Modeling team at Barclays Risk Analytics and Index Solution Group from 2010 to 2016. Mr. Schuehle holds a Doctorate in Finance from Kellogg School of Management at Northwestern University.

Mr. Bartlett, an Executive Director of JPMIM, is a member of the GFICC group. Based in New York, he is a portfolio manager within the Emerging Markets Debt team and is responsible for portfolio management and macroeconomic research on sovereign debt. An employee since 2007, he was previously part of the Fixed Income Risk Management team, focusing on risk and performance attribution analysis for global credit, high yield and emerging market debt portfolios. Prior to this, Mr. Bartlett worked at UBS Investment Bank in the OTC credit derivative settlement team. He holds a Bachelor of Arts from Lafayette College, majoring in Spanish, Economics and Business and is a CFA charterholder.

Mr. Khandate, a Vice President of JPMIM, is a member of GFICC group and a portfolio manager on the Emerging Markets Debt team. Prior to joining the firm, he worked at BlackRock from 2011 until 2023, most recently in the Fundamental Fixed Income Portfolio Management group. Mr. Khandate graduated from Columbia University in 2010 with a Master of Science in Operations Research.

Mr. Purohit, an Associate of JPMIM, is a member of the GFICC group. Based in London, he is responsible for portfolio management and research on sovereign debt within the Emerging Markets Debt team. Mr. Purohitjoined the firm in 2018 and holds a Bachelor of Arts and a Masters of Philosophy in Economics from Cambridge University.

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SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE